SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Advances to Suppliers and Advances for Purchase of Property, Plant and Equipment and Intangible Assets) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Advances to suppliers-current	$ 27,493,901	$ 14,210,115
Non-current advances to suppliers		5,627,400
Prepayments for property, plant and equipment, recorded in non-current assets	1,756,051	2,214,265
Intangible Assets [Abstract]
Impairment loss on intangible assets			$ 3,764,464